Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions [Line Items]
Cancellation agreements, written notice period, days	90
VITAS [Member]
Related Party Transactions [Line Items]
Renewal terms of pharmacy agreements, years	1
Purchases from related party	$ 39.4	$ 36.1	$ 33.1